LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

13.LEASES

The Company is party to a number of contracts that contain a lease, most of which include office facilities, storage facilities, and various plant and equipment. Leases of low value assets, short term leases and leases with variable payments proportional to the rate of use of the underlying asset do not give rise to a lease obligation and a right-of-use asset. The expenses associated with such leases are included in operating costs in the consolidated statements of income.

The following table sets out the carrying amounts of right-of-use assets included in property, plant and mine development in the consolidated balance sheets and the movements during the period:

	As at December 31,	As at December 31,
	2022	2021
Balance, beginning of year	$134,022	$112,715
Additions and modifications, net of disposals(i)	59,598	41,024
Amortization	(27,912)	(19,717)
Balance, end of year	$165,708	$134,022

Note:

(i)	Current year additions to right-of-use assets include $23.2 million related to the acquisition of Kirkland (Note 5).

The following table sets out the lease obligations included in the consolidated balance sheets:

	As at December 31,	As at December 31,
	2022	2021
Current	$36,466	$32,988
Non-current	114,876	98,445
Total lease obligations	$151,342	$131,433

Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms are set out in the table below. Because leases with variable lease payments do not give rise to fixed minimum lease payments, no amounts are included below for these leases.

	As at December 31,	As at December 31,
	2022	2021
Within 1 year	$38,012	$33,952
Between 1 - 3 years	43,439	37,825
Between 3 - 5 years	21,637	16,674
Thereafter	54,258	47,807
Total undiscounted lease obligations	$157,346	$136,258

The Company recognized the following amounts in the consolidated statements of income with respect to leases:

	Year Ended December 31,
	2022	2021
Amortization of right-of-use assets	$27,912	$19,197
Interest expense on lease obligations	$2,919	$2,252
Variable lease payments not included in the measurement of lease obligations	$115,890	$137,369
Expenses relating to short-term leases	$11,081	$3,883
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$1,663	$1,105

During the year ended December 31, 2022, the Company recognized $242.5 million (2021 — $290.8 million) in the consolidated statements of cash flows with respect to leases.